UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-00043

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 11.3%
Hotels Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	430,500	15,097,635
Marriott International, Inc. "A" (a)	648,012	17,658,327
McDonald's Corp.	196,200	12,250,728

		45,006,690
Media 1.7%
Scripps Networks Interactive "A"	732,300	30,390,450
Multiline Retail 2.5%
Dollar General Corp.*	221,600	4,970,488
Kohl's Corp.*	361,600	19,501,088

Nordstrom, Inc. (a)	503,700	18,929,046

		43,400,622
Specialty Retail 2.4%
Limited Brands, Inc. (a)	1,353,700	26,045,188
TJX Companies, Inc. (a)	438,100	16,012,555

		42,057,743
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc. "B" (a)	593,800	39,232,366
Consumer Staples 8.4%
Beverages 2.2%
PepsiCo., Inc.	637,800	38,778,240
Food & Staples Retailing 2.9%
Sysco Corp. (a)	742,400	20,742,656
Wal-Mart Stores, Inc. (a)	549,600	29,376,120

		50,118,776
Household Products 3.3%
Church & Dwight Co., Inc. (a)	208,300	12,591,735
Colgate-Palmolive Co.	247,300	20,315,695
Energizer Holdings, Inc.* (a)	422,200	25,872,416

		58,779,846
Energy 6.2%
Energy Equipment & Services 2.9%
Cameron International Corp.*	357,200	14,930,960
Schlumberger Ltd.	310,400	20,203,936
Transocean Ltd.*	204,416	16,925,645

		52,060,541
Oil, Gas & Consumable Fuels 3.3%
Alpha Natural Resources, Inc.*	428,100	18,570,978
Anadarko Petroleum Corp. (a)	230,400	14,381,568
ExxonMobil Corp.	200,500	13,672,095
Occidental Petroleum Corp.	142,800	11,616,780

		58,241,421
Financials 3.9%
Capital Markets 1.9%
T. Rowe Price Group, Inc. (a)	649,100	34,564,575
Diversified Financial Services 2.0%
IntercontinentalExchange, Inc.* (a)	197,800	22,212,940
JPMorgan Chase & Co.	301,200	12,551,004

		34,763,944
Health Care 16.9%
Biotechnology 7.9%
Amgen, Inc.*	410,100	23,199,357
Celgene Corp.* (a)	1,079,500	60,106,560
Gilead Sciences, Inc.* (a)	1,029,400	44,552,432
Myriad Genetics, Inc.*	437,100	11,408,310

		139,266,659
Health Care Equipment & Supplies 2.5%
Edwards Lifesciences Corp.*	274,200	23,814,270
St. Jude Medical, Inc.*	568,000	20,891,040

		44,705,310

Health Care Providers & Services 4.8%
Express Scripts, Inc.*	422,700	36,542,415
Laboratory Corp. of America Holdings* (a)	252,700	18,912,068
UnitedHealth Group, Inc.	965,300	29,422,344

		84,876,827
Pharmaceuticals 1.7%
Abbott Laboratories	387,300	20,910,327
Johnson & Johnson	156,006	10,048,346

		30,958,673
Industrials 11.9%
Aerospace & Defense 4.9%
Rockwell Collins, Inc.	609,200	33,725,312
TransDigm Group, Inc. (a)	399,600	18,977,004
United Technologies Corp.	480,600	33,358,446

		86,060,762
Commercial Services & Supplies 1.1%
Stericycle, Inc.* (a)	358,300	19,767,411
Electrical Equipment 3.4%
AMETEK, Inc. (a)	877,000	33,536,480
Roper Industries, Inc. (a)	517,500	27,101,475

		60,637,955
Machinery 1.1%
Parker Hannifin Corp.	353,600	19,051,968
Road & Rail 1.4%
Norfolk Southern Corp. (a)	488,500	25,607,170
Information Technology 33.8%
Communications Equipment 7.7%
Cisco Systems, Inc.*	3,105,650	74,349,261
QUALCOMM, Inc.	1,325,900	61,336,134

		135,685,395
Computers & Peripherals 9.9%
Apple, Inc.* (a)	384,200	81,012,412
EMC Corp.*	1,850,000	32,319,500
Hewlett-Packard Co.	773,100	39,822,381
International Business Machines Corp.	174,200	22,802,780

		175,957,073
Internet Software & Services 3.4%
Google, Inc. "A"* (a)	95,500	59,208,090
IT Services 1.0%
Accenture PLC "A" (a)	443,700	18,413,550
Semiconductors & Semiconductor Equipment 5.0%
Broadcom Corp. "A"* (a)	1,387,250	43,629,013
Intel Corp.	2,223,490	45,359,196

		88,988,209
Software 6.8%
Check Point Software Technologies Ltd.* (a)	431,300	14,612,444
Microsoft Corp. (a)	1,890,080	57,628,539
Oracle Corp.	1,965,300	48,228,462

		120,469,445
Materials 4.8%
Chemicals
Celanese Corp. "A" (a)	390,000	12,519,000

Monsanto Co. (a)	542,700	44,365,725
The Mosaic Co. (a)	458,100	27,362,313

		84,247,038
Telecommunication Services 1.7%
Wireless Telecommunication Services
American Tower Corp. "A"*	684,500	29,577,245
Utilities 0.6%
Electric Utilities
FPL Group, Inc.	183,400	9,687,188

Total Common Stocks (Cost $1,280,409,693)		1,760,561,182
Securities Lending Collateral 31.7%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $561,864,127)	561,864,127	561,864,127
Cash Equivalents 0.6%
Central Cash Management Fund, 0.14% (b) (Cost $10,495,519)	10,495,519	10,495,519
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,852,769,339) †	131.8	2,332,920,828
Other Assets and Liabilities, Net	(31.8)	(562,523,179)

Net Assets	100.0	1,770,397,649

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,854,694,687. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $478,226,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $484,227,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,001,717.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $544,502,877 which is 30.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,760,561,182	$—	$—	$1,760,561,182
Short-Term Investments(d)	572,359,646	—	—	572,359,646

Total	$2,332,920,828	$—	$—	$2,332,920,828

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010